Delinquent Participant Contributions	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Delinquent Participant Contributions	Delinquent Participant Contributions
During the Plan year ended June 30, 2022, participant contributions totaling $569 were not remitted to the Plan within the period prescribed by DOL regulations. These transactions constitute non-exempt party-in-interest transactions or prohibited transactions as defined by ERISA. The Employer remitted the late contributions including the related lost earnings to the Plan during the Plan year ended June 30, 2025.
During the Plan year ended June 30, 2023, participant contributions totaling $8,139 were not remitted to the Plan within the period prescribed by DOL regulations. These transactions constitute non-exempt party-in-interest transactions or prohibited transactions as defined by ERISA. The Employer remitted the late contributions including the related lost earnings to the Plan subsequent to the Plan year ended June 30, 2025.